ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 839,556	$ 844,781	$ 1,138,187
Accrued salaries payable	307,786	1,128,270	480,760
Other accrued expenses	322,350	285,325	118,419
Total	$ 1,469,692	$ 2,258,376	$ 1,737,366